Summary of Fair Value Assumptions (Details)	12 Months Ended
Sep. 30, 2021
Risk-free interest rate	0.34%
Expected life (years)	2 years 11 months 26 days
Expected volatility	37.00%
Expected dividend yield	0.00%
Estimated forfeiture rate	1.98%